CASH AND CASH EQUIVALENTS - Market Risks (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Nature and extent of market risks
Percentage of reasonably possible change, interest rate risk	1.00%
Interest rate risk | Cash and cash equivalents
Nature and extent of market risks
100bp increase	R 9.1	R 15.0
100bp (decrease)	R (9.1)	R (15.0)